Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2016 and 2017 are as follows:

	Yen in millions
	March 31, 2016
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ Liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	501,448	297,793	—	799,241	799,241	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,355,335	—	1,355,335	5,084	1,350,251	—	—
Japanese local government bonds	—	60,539	—	60,539	6,515	54,024	—	—
Japanese corporate bonds	—	140,635	3,346	143,981	5,727	138,254	—	—
Foreign government bonds	—	41,460	—	41,460	2,309	39,151	—	—
Foreign corporate bonds	—	402,694	15,853	418,547	124,680	293,867	—	—
Other	—	—	884	884	—	884	—	—
Equity securities	115,200	121	—	115,321	—	115,321	—	—
Other investments*1	7,179	4,027	13,463	24,669	—	24,669	—	—
Derivative assets*2	437	17,391	—	17,828	—	—	17,257	571

Total assets	624,264	2,319,995	33,546	2,977,805	943,556	2,016,421	17,257	571

Liabilities:
Derivative liabilities*2	668	48,467	—	49,135	—	—	20,680	28,455

Total liabilities	668	48,467	—	49,135	—	—	20,680	28,455

	Yen in millions
	March 31, 2017
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ Liabilities	Other noncurrent assets/ Liabilities
Assets:
Trading securities	611,108	310,212	—	921,320	921,320	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,343,401	—	1,343,401	18,483	1,324,918	—	—
Japanese local government bonds	—	60,531	—	60,531	8,518	52,013	—	—
Japanese corporate bonds	—	168,493	1,310	169,803	8,433	161,370	—	—
Foreign government bonds*3	—	27,042	—	27,042	1,007	26,035	—	—
Foreign corporate bonds*4	—	358,369	41,177	399,546	86,708	312,838	—	—
Other*5	—	—	15,192	15,192	—	15,192	—	—
Equity securities	125,306	182	—	125,488	—	125,488	—	—
Other investments*1	6,589	4,525	10,483	21,597	—	21,597	—	—
Derivative assets*2	981	26,279	—	27,260	—	—	25,409	1,851

Total assets	743,984	2,299,034	68,162	3,111,180	1,044,469	2,039,451	25,409	1,851

Liabilities:
Derivative liabilities*2	520	33,930	—	34,450	—	—	15,743	18,707

Total liabilities	520	33,930	—	34,450	—	—	15,743	18,707

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

*3	2,215 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and are included in the consolidated balance sheets as securities investments and other.

*4	165,236 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2. 32,167 million yen are included in the consolidated balance sheets as marketable securities and 133,069 million yen are included in the consolidated balance sheets as securities investments and other.

*5	14,619 million yen are included in foreign securities for which the fair value option has been elected and classified in level 3 and are included in the consolidated balance sheets as securities investments and other.

*6	Gains (losses) of 502 million yen arising from financial instruments for which the fair value option has been elected are included in financial services revenue in the consolidated statements of income.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2016 and 2017 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2016
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other Investments
Beginning balance	3,506	9,491	—	74,641
Total realized and unrealized gains (losses):
Included in earnings*1	6	458	—	(2,653)
Included in other comprehensive income (loss)*2	30	(791)	—	(2,316)
Purchases	2,798	11,214	1,000	657
Sales	(3,000)	(4,872)	—	—
Settlements	—	(641)	(116)	(56,866)
Transfers into level 3*3	2,002	1,498	—	—
Transfers out of level 3*4	(1,996)	(504)	—	—

Ending balance	3,346	15,853	884	13,463

Changes in unrealized losses relating to instruments still held at reporting date:
Included in earnings*1	—	(56)	—	(2,653)

	Yen in millions
	Fiscal year ended March 31, 2017
	Assets
	Available-for-sale securities
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other	Other Investments
Beginning balance	3,346	15,853	884	13,463
Total realized and unrealized gains (losses):
Included in earnings*1	—	1,091	514	328
Included in other comprehensive income (loss)*2	(20)	(84)	(1)	(2,416)
Purchases	—	35,335	14,026	247
Sales	—	—	—	—
Settlements	—	(10,021)	(231)	(1,139)
Transfers into level 3*3	—	1,008	—	—
Transfers out of level 3*4	(2,016)	(2,005)	—	—

Ending balance	1,310	41,177	15,192	10,483

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*1	—	11	79	(27)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Assets and Liabilities Remeasured at Fair Value on a Nonrecurring Basis

During the fiscal years ended March 31, 2016 and 2017, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2016
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	19,680	(92,544)

				(92,544)

	During the fiscal year ended March 31, 2017
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	72	(39,137)
Goodwill impairments	—	—	0	(112,069)

				(151,206)

Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2016
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,369,157	—	1,369,157	1,235,311

Total assets	—	1,369,157	—	1,369,157	1,235,311

Liabilities:
Long-term debt including the current portion	—	755,631	—	755,631	744,273
Investment contracts included in policyholders’ account in the life insurance business	—	677,375	—	677,375	638,737

Total liabilities	—	1,433,006	—	1,433,006	1,383,010

	Yen in millions
	March 31, 2017
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,603,784	—	1,603,784	1,449,790

Total assets	—	1,603,784	—	1,603,784	1,449,790

Liabilities:
Long-term debt including the current portion	—	745,599	—	745,599	734,886
Investment contracts included in policyholders’ account in the life insurance business	—	710,191	—	710,191	686,182

Total liabilities	—	1,455,790	—	1,455,790	1,421,068